Property, Plant and Equipment - Summary of Property, Plant and Equipment-2018 (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,352,377.4		$ 1,072,050.3
Additions (Deductions)	525,720.7		564,283.0	$ 300,024.4
Ending balance	$ 1,555,589.1	$ 55,398.5	1,352,377.4	1,072,050.3
Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			3,460.8
Ending balance				3,460.8
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			200,340.2
Ending balance				200,340.2
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			679,481.2
Impairment				423.5
Ending balance				679,481.2
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			15,857.1
Ending balance				15,857.1
Equipment under installation and construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			172,911.0
Ending balance				172,911.0
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			3,372,779.1	3,080,615.1
Additions (Deductions)				300,024.4
Disposals or retirements				(7,174.2)
Effect of exchange rate changes				(686.2)
Ending balance				3,372,779.1
Cost [member] | Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			4,011.4	3,983.2
Effect of exchange rate changes				28.2
Ending balance				4,011.4
Cost [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			418,714.3	379,134.6
Additions (Deductions)				40,396.4
Disposals or retirements				(410.9)
Effect of exchange rate changes				(405.8)
Ending balance				418,714.3
Cost [member] | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			2,728,760.2	2,487,752.3
Additions (Deductions)				247,042.3
Disposals or retirements				(5,972.5)
Effect of exchange rate changes				(61.9)
Ending balance				2,728,760.2
Cost [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			48,382.2	42,391.5
Additions (Deductions)				6,773.4
Disposals or retirements				(790.8)
Effect of exchange rate changes				8.1
Ending balance				48,382.2
Cost [member] | Equipment under installation and construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			172,911.0	167,353.5
Additions (Deductions)				5,812.3
Effect of exchange rate changes				(254.8)
Ending balance				172,911.0
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			2,300,728.8	2,018,072.8
Additions (Deductions)				288,124.9
Disposals or retirements				(5,962.6)
Impairment				423.5
Effect of exchange rate changes				70.2
Ending balance				2,300,728.8
Accumulated depreciation [member] | Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			550.6	510.5
Additions (Deductions)				20.9
Effect of exchange rate changes				19.2
Ending balance				550.6
Accumulated depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			218,374.1	194,446.5
Additions (Deductions)				24,293.4
Disposals or retirements				(399.0)
Effect of exchange rate changes				33.2
Ending balance				218,374.1
Accumulated depreciation [member] | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			2,049,279.0	1,795,448.9
Additions (Deductions)				258,195.3
Disposals or retirements				(4,773.6)
Impairment				423.5
Effect of exchange rate changes				(15.1)
Ending balance				2,049,279.0
Accumulated depreciation [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			$ 32,525.1	27,666.9
Additions (Deductions)				5,615.3
Disposals or retirements				(790.0)
Effect of exchange rate changes				32.9
Ending balance				$ 32,525.1